Fees Summary	Oct. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 117,262,793.00
Previously Paid Amount	0.00
Total Fee Amount	16,193.99
Total Offset Amount	0.00
Net Fee	$ 16,193.99